Cash and Cash Equivalents (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash And Cash Equivalents [Abstract]
Cash on hand and at banks	$ 61,283	$ 70,767
Short-term deposits and highly liquid funds	196,585	100,329
Cash and cash equivalents	$ 257,868	$ 171,096	$ 207,410	$ 173,933